Cover	May 15, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	811-22216
Entity Registrant Name	GAMCO Natural Resources, Gold & Income Trust
Entity Central Index Key	0001438893
Entity Tax Identification Number	27-4249875
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580-1422
City Area Code	(800)
Local Phone Number	422-3554
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares of Beneficial Interest
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	GNT
Security Exchange Name	NYSE
Series A Cumulative Preferred Shares
Title of 12(b) Security	Series A Cumulative Preferred Shares
Trading Symbol	GNT Pr A
Security Exchange Name	NYSE